Note 8 - Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Other Assets [Table Text Block]
	As at December 31,
	2023	2022

Prepaid expenses	$73,592	$61,324
Advisor loans receivable	35,893	23,958
Investments in equity securities	3,956	9,486
Investments in debt securities	19,565	18,364
Deferred Purchase Price (notes 16 and 24)	107,743	92,278
Mortgage derivative asset (note 24)	14,224	40,879
Interest rate swap asset (note 24)	-	659
Other	3,752	687
Prepaid and other assets (Current Assets)	$258,725	$247,635
	As at December 31,
	2023	2022

Advisor loans receivable	$94,508	$66,991
Equity accounted investments (note 17)	33,851	28,175
Investments in equity securities	8,440	8,943
Investments in debt securities	5,934	15,449
Financing fees, net of accumulated amortization of $9,865 (December 31, 2022 - $8,018)	3,109	4,040
Interest rate swap asset (note 24)	4,275	6,940
Other	7,080	7,972
Other assets (Non-Current Assets)	$157,197	$138,510